Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Reconciliation of Carrying Amount

Reconciliation of carrying amount

	Land and Buildings	Computer and Office Equipment	Motor Vehicles	Plant and Machinery	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Successor
Cost:
As at March 31, 2024	20,002	420	315	13,586	34,323
Additions	276	123	26	2,438	2,863
Disposals	(94)	(10)	—	(46)	(150)
Effect of movements in exchange rates	(4)	(2)	—	(13)	(19)
As at March 31, 2025	20,180	531	341	15,965	37,017
Additions	228	25	—	861	1,114
Disposals	—	(11)	(13)	(154)	(178)
Effect of movements in exchange rates	469	(7)	3	382	847
As at March 31, 2026	20,877	538	331	17,054	38,800

	Land and Buildings	Computer and Office Equipment	Motor Vehicles	Plant and Machinery	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Successor
Accumulated depreciation and impairment losses:
As at March 31, 2024	(106)	(147)	(109)	(1,921)	(2,283)
Additions	(1,202)	(79)	(41)	(1,389)	(2,711)
Disposals	4	10	—	25	39
Effect of movements in exchange rates	(2)	—	—	(5)	(7)
As at March 31, 2025	(1,306)	(216)	(150)	(3,290)	(4,962)
Additions	(1,478)	(147)	(50)	(3,004)	(4,679)
Disposals	—	11	14	91	116
Effect of movements in exchange rates	(150)	1	—	(591)	(740)
As at March 31, 2026	(2,934)	(351)	(186)	(6,794)	(10,265)

Carrying amounts:
As at March 31, 2025 (Successor)	18,874	315	191	12,675	32,055
As at March 31, 2026 (Successor)	17,943	187	145	10,260	28,535